Post Retirement Plans (Details) - Schedule of Estimated Payments to the Defined Benefit Plan ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Within the next
- 1 year	₨ 9	$ 0.1	₨ 4
- 1 and 2 years	19	0.2	3
- 2 and 3 years	18	0.2	4
- 3 and 4 years	16	0.2	5
- 4 and 5 years	14	0.2	5
- 5 and 10 years	₨ 24	$ 0.3	₨ 24